Other assets	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Other assets	Other assets
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2020	2019
Corporate/bank-owned life insurance	$5,301	$5,219
Accounts receivable	3,619	3,802
Software	1,884	1,590
Prepaid pension assets	1,556	1,464
Fails to deliver	1,371	1,671
Equity in a joint venture and other investments	1,259	1,102
Renewable energy investments	1,206	1,144
Qualified affordable housing project investments	1,145	1,024
Income taxes receivable	599	388
Federal Reserve Bank stock	479	466
Prepaid expense	477	491
Seed capital	215	184
Fair value of hedging derivatives	19	21
Other (a)	1,338	1,655
Total other assets	$20,468	$20,221
(a)    At Dec. 31, 2020 and Dec. 31, 2019, other assets include $7 million and $22 million, respectively, of Federal Home Loan Bank stock, at cost.
Non-readily marketable equity securities

Non-readily marketable equity securities do not have readily determinable fair values. These investments are valued using a measurement alternative where the investments are carried at cost, less any impairment, and plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The observable price changes are recorded in investment and other income on the consolidated income statement. Our non-readily marketable equity securities totaled $129 million at Dec. 31, 2020 and $61 million at Dec. 31, 2019 and are included in equity in a joint venture and other investments in the table above.

The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2020	2019	2018
Upward adjustments	$21	$4	$28	$53
Downward adjustments	—	(3)	(1)	(4)
Net adjustments	$21	$1	$27	$49
Qualified affordable housing project investments

We invest in affordable housing projects primarily to satisfy the Company’s requirements under the Community Reinvestment Act. Our total investment in qualified affordable housing projects totaled $1.1 billion at Dec. 31, 2020 and $1.0 billion at Dec. 31, 2019. Commitments to fund future investments in qualified affordable housing projects totaled $514 million at Dec. 31, 2020 and $422 million at Dec. 31,
2019 and are recorded in other liabilities on the consolidated balance sheet. A summary of the commitments to fund future investments is as follows: 2021 – $207 million; 2022 – $106 million; 2023 – $144 million; 2024 – $31 million; 2025 – $1 million; and 2026 and thereafter – $25 million.

Tax credits and other tax benefits recognized were $137 million in 2020, $148 million in 2019 and $163 million in 2018.
Amortization expense included in the provision for income taxes was $113 million in 2020, $121 million in 2019 and $136 million in 2018.
Investments valued using net asset value (“NAV”) per share

In our Investment and Wealth Management business, we make seed capital investments in certain funds we manage. We also hold private equity investments, specifically small business investment companies (“SBICs”), which are compliant with the Volcker Rule, and certain other corporate investments. Seed capital, private equity and other corporate investments are included in other assets on the consolidated balance sheet. The fair value of certain of these investments was estimated using the NAV per share for our ownership interest in the funds.
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2020		Dec. 31, 2019
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$52	$22	$59	$—
Private equity investments (SBICs) (b)	102	52	89	55
Other (c)	47	—	33	—
Total	$201	$74	$181	$55
(a)    Primarily includes leveraged loans and structured credit funds, which are generally not redeemable. Distributions from such investments will be received as the underlying investments in the funds, which have lives of three to 11 years at Dec. 31, 2020 and lives of six years at Dec. 31, 2019, are liquidated.
(b)    Private equity investments include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.
(c) Primarily includes investments in funds that relate to deferred compensation arrangements with employees. Investments in funds can be redeemed on a monthly to quarterly basis with redemption notice periods of up to 95 days.